Events after the reporting period (Details) R$ in Thousands, $ in Thousands				12 Months Ended
	Feb. 11, 2021 USD ($)	Jan. 22, 2021 BRL (R$)	Jan. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Events after the reporting period
Repayment of principal				$ 757,513	$ 19,437	$ 295,104
Dividend distribution	$ 35,000
Prepayment of Export Credit Note | Brazil
Events after the reporting period
Repayment of principal | R$		R$ 250,000
Payment of accrued interest | R$		R$ 12,905
Repayment of principal and accrued interest			$ 51,105